Fair Value of Financial Instruments (Details)	9 Months Ended
Sep. 30, 2021 USD ($)
Isos Acquisition Corporation [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Aggregate value of public warrants	$ 11,722,502